Document and Entity Information	0 Months Ended
Nov. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2014
Registrant Name	MFS SERIES TRUST X
Central Index Key	0000783740
Amendment Flag	false
Document Creation Date	Mar. 26, 2015
Document Effective Date	Mar. 30, 2015
Prospectus Date	Mar. 30, 2015
MFS® Global Bond Fund | A
Risk/Return:
Trading Symbol	MGBAX
MFS® Global Bond Fund | B
Risk/Return:
Trading Symbol	MGBBX
MFS® Global Bond Fund | C
Risk/Return:
Trading Symbol	MGBDX
MFS® Global Bond Fund | I
Risk/Return:
Trading Symbol	MGBJX
MFS® Global Bond Fund | R1
Risk/Return:
Trading Symbol	MGBKX
MFS® Global Bond Fund | R2
Risk/Return:
Trading Symbol	MGBLX
MFS® Global Bond Fund | R3
Risk/Return:
Trading Symbol	MGBMX
MFS® Global Bond Fund | R4
Risk/Return:
Trading Symbol	MGBNX
MFS® Global Bond Fund | R5
Risk/Return:
Trading Symbol	MGBOX